Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
REVENUE
Revenue
OPERATING EXPENSES
Administration expenses	53,068,147	348,841	53,442,499	1,060,854	1,253,797	1,499,885
Occupancy expenses - related party	6,469	6,578	20,187	19,584	34,150	28,841
Research and development	54,097	65,448	170,199	195,712	248,102	247,919
TOTAL OPERATING EXPENSES	53,128,713	420,867	53,632,885	1,276,150	1,536,049	1,776,645
LOSS FROM OPERATIONS	(53,128,713)	(420,867)	(53,632,885)	(1,276,150)	(1,536,049)	(1,776,645)
OTHER INCOME (EXPENSE)
Interest expense	(104,042)	(133,141)	(309,215)	(575,837)	(665,841)	(532,821)
Interest income	1	27	2	60	60	36
Derivative expense	(59,271)		(95,012)	(123,379)	(141,012)
Change in fair value of derivative liabilities	47,119	70,213	113,487	372,371	316,537	(530,330)
Gain from settlement of accounts payable						17,499
Gain (loss) on extinguishment of debt, net	(809,954)	(6,781)	(840,032)	27,318	54,565	25,969
Foreign currency transaction gain	(12,486)	(36,426)	(88,184)	(15,228)	22,080	5,885
TOTAL OTHER EXPENSE, NET	(938,633)	(106,108)	(1,218,954)	(314,695)	(413,611)	(1,013,762)
LOSS BEFORE TAXES	(54,067,346)	(526,975)	(54,851,839)	(1,590,845)	(1,949,660)	(2,790,407)
Tax benefit		275		128,895	129,132	129,841
NET LOSS	(54,067,346)	(526,700)	(54,851,839)	(1,461,950)	(1,820,528)	(2,660,566)
Deemed Dividend		(15,800)		(192,960)	(192,960)	(466,273)
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (54,067,346)	$ (542,500)	$ (54,851,839)	$ (1,654,910)	$ (2,013,488)	$ (3,126,839)
BASIC NET LOSS PER SHARE AVAILABLE TO COMMON STOCKHOLDERS	$ (12.50)	$ (545.79)	$ (38.62)	$ (3,164.41)	$ (1,420.53)	$ (107,896.32)
DILUTED NET LOSS PER SHARE AVAILABLE TO COMMON STOCKHOLDERS	$ (12.50)	$ (545.79)	$ (38.62)	$ (3,164.41)	$ (1,420.53)	$ (107,896.32)
BASIC WEIGHTED AVERAGE SHARES OUTSTANDING	4,325,994	994	1,420,307	523	1,417	29
DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING	4,325,994	994	1,420,307	523	1,417	29
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized foreign currency translation gain (loss)	$ (27,311)	$ 105,380	$ 194,976	$ 44,574	$ (25,295)	$ 60,327
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(27,311)	105,380	194,976	44,574	(25,295)	60,327
TOTAL COMPREHENSIVE LOSS	$ (54,094,657)	$ (437,120)	$ (54,656,863)	$ (1,610,336)	$ (2,038,783)	$ (3,066,512)